Income Taxes (Income tax expense) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									$ 2,321,000	$ 2,663,000
State									444,000	630,000
Total Current Tax Expense									2,765,000	3,293,000
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									(59,000)	212,000
State									3,000	4,000
Total Deferred Tax (Benefit) Expense									(56,000)	216,000
Total Income Tax Expense	$ 902,000	$ 854,000	$ 589,000	$ 364,000	$ 516,000	$ 1,327,000	$ 791,000	$ 875,000	$ 2,709,000	$ 3,509,000